CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Total	Rigetti Holdings [Member]	Conversion Of Convertible Notes [Member] Rigetti Holdings [Member]	Issued To Customer [Member] Rigetti Holdings [Member]	Series C Redeemable Convertible Preferred Stock [Member] Rigetti Holdings [Member]	Series C Redeemable Convertible Preferred Stock [Member] Conversion Of Simple Agreements For Future Equity [Member] Rigetti Holdings [Member]	Series C One Redeemable Convertible Preferred Stock [Member] Rigetti Holdings [Member]	Class A Ordinary Shares	Class B Ordinary Shares	Redeemable Convertible Preferred Stock Rigetti Holdings [Member]	Redeemable Convertible Preferred Stock Conversion Of Convertible Notes [Member] Rigetti Holdings [Member]	Redeemable Convertible Preferred Stock Conversion Of Simple Agreements For Future Equity [Member] Rigetti Holdings [Member]	Redeemable Convertible Preferred Stock Series C Redeemable Convertible Preferred Stock [Member] Rigetti Holdings [Member]	Redeemable Convertible Preferred Stock Series C One Redeemable Convertible Preferred Stock [Member] Rigetti Holdings [Member]	Redeemable Convertible Preferred Stock Series C One Redeemable Convertible Preferred Stock [Member] Conversion Of Simple Agreements For Future Equity [Member] Rigetti Holdings [Member]	Common Stock Rigetti Holdings [Member]	Common Stock Conversion Of Convertible Notes [Member] Rigetti Holdings [Member]	Additional Paid-In Capital	Additional Paid-In Capital Rigetti Holdings [Member]	Additional Paid-In Capital Conversion Of Convertible Notes [Member] Rigetti Holdings [Member]	Additional Paid-In Capital Issued To Customer [Member] Rigetti Holdings [Member]	Additional Paid-In Capital Series C Redeemable Convertible Preferred Stock [Member] Rigetti Holdings [Member]	Additional Paid-In Capital Series C One Redeemable Convertible Preferred Stock [Member] Rigetti Holdings [Member]	Accumulated Other Comprehensive Gain (Loss) Rigetti Holdings [Member]	Accumulated Deficit	Accumulated Deficit Rigetti Holdings [Member]
Beginning balance at Jan. 31, 2019		$ (83,064,151)								$ 120,671,893						$ 7			$ 5,881,857					$ 0		$ (88,946,015)
Beginning balance, shares at Jan. 31, 2019										14,139,106						6,729,852
Common Stock Issued as Acquisition Consideration		5,572,454														$ 1			5,572,453
Common Stock Issued as Acquisition Consideration, shares																1,325,473
Forfeiture of Common Stock upon Cashless Exercise of Stock Options, shares																(25,271)
Exercise of Series B-2 Preferred Stock Warrants										$ 122,000
Exercise of Series B-2 Preferred Stock Warrants, shares										14,958
Sale of private placement warrants to Sponsor in private placement, less allocation to derivative warrant liabilities		1,236,600
Issuance of Common Stock upon Exercise of Stock Options		130,045																	130,045
Issuance of Common Stock upon Exercise of Stock Options, shares																135,774
Stock-Based Compensation		2,780,618																	2,780,618
Foreign Currency Translation Gain (Loss)		(15,311)																						(15,311)
Net Income (loss)		(53,816,321)																								(53,816,321)
Ending balance at Jan. 31, 2020										$ 120,793,893
Ending balance, shares at Jan. 31, 2020										14,154,064
Ending balance at Jan. 31, 2020		(128,412,666)								$ 120,793,893						$ 8			14,364,973					(15,311)		(142,762,336)
Ending balance, shares at Jan. 31, 2020										14,154,064						8,165,828
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring										$ (120,793,893)
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring, shares										(14,154,064)
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring		120,793,893														$ 4			120,793,889
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring, shares																3,538,484
Issuance of Common Stock upon Modification of Convertible Notes		1,443,605														$ 7			1,443,598
Issuance of Common Stock upon Modification of Convertible Notes, shares																6,874,309
Issuance of Preferred Stock, Net											$ 19,812,252	$ 1,190,530	$ 52,786,276	$ 7,734,083
Issuance of Preferred Stock, Net, shares					59,575,811						26,131,870	1,603,204	59,575,811	11,415,620	1,603,204
Issuance of Series C-1 Preferred Stock to Participating Series B/A Preferred Stock Holders							$ (7,734,083)																$ (7,734,083)
Sale of private placement warrants to Sponsor in private placement, less allocation to derivative warrant liabilities				$ 154,330	$ 1,236,600																$ 154,330	$ 1,236,600
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes			$ 489,877														$ 2			$ 489,875
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes, shares																	2,036,617
Issuance of Common Stock upon Exercise of Stock Options		26,112																	26,112
Issuance of Common Stock upon Exercise of Stock Options, shares																254,838
Issuance of Common Stock upon Release of Acquisition Escrow		0																	0
Stock-Based Compensation		2,702,629																	2,702,629
Foreign Currency Translation Gain (Loss)		23,075																						23,075
Net Income (loss)		(17,895,346)																								(17,895,346)
Ending balance at Oct. 31, 2020										$ 81,523,141
Ending balance, shares at Oct. 31, 2020										98,726,505
Ending balance at Oct. 31, 2020		(27,171,974)														$ 21			133,477,923					7,764		(160,657,682)
Ending balance, shares at Oct. 31, 2020																20,870,076
Beginning balance at Jan. 31, 2020										$ 120,793,893
Beginning balance, shares at Jan. 31, 2020										14,154,064
Beginning balance at Jan. 31, 2020		(128,412,666)								$ 120,793,893						$ 8			14,364,973					(15,311)		(142,762,336)
Beginning balance, shares at Jan. 31, 2020										14,154,064						8,165,828
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring										$ (120,793,893)
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring, shares										(14,154,064)						3,538,484
Conversion of Series B/A Preferred Stock to Common Stock upon Equity Restructuring		120,793,893														$ 4			120,793,889					0		0
Issuance of Common Stock upon Modification of Convertible Notes		1,443,605														$ 7			1,443,598
Issuance of Common Stock upon Modification of Convertible Notes, shares																6,874,309
Issuance of Preferred Stock, Net										$ 52,786,276					$ 1,190,530
Issuance of Preferred Stock, Net, shares										59,575,811
Issuance of Series C-1 Preferred Stock to Participating Series B/A Preferred Stock Holders							$ (7,734,083)							$ 7,734,083									$ (7,734,083)
Sale of private placement warrants to Sponsor in private placement, less allocation to derivative warrant liabilities		1,236,600		$ 154,330															1,236,600		$ 154,330
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes			$ 489,877								$ 19,812,252						$ 2			$ 489,875
Issuance of Series C, C-1, Common Stock and Warrants upon Conversion of Notes, shares											26,131,870						2,036,617
Issuance of Common Stock upon Exercise of Stock Options		51,384																	51,384
Issuance of Common Stock upon Exercise of Stock Options, shares																238,576
Exercise of common stock warrants		14,980																	14,980
Exercise of common stock warrants, shares																70,000
Issuance of Common Stock upon Release of Acquisition Escrow, shares																147,271
Stock-Based Compensation		2,592,038																	2,592,038
Foreign Currency Translation Gain (Loss)		72,136																						72,136
Net Income (loss)		(26,127,496)																								(26,127,496)
Ending balance at Jan. 31, 2021										$ 81,523,141
Ending balance, shares at Jan. 31, 2021										98,726,505
Ending balance at Jan. 31, 2021		(35,425,402)								$ 81,523,141						$ 21			133,407,584					56,825		(168,889,832)
Ending balance, shares at Jan. 31, 2021										98,726,505						21,071,085
Beginning balance at Dec. 21, 2020	$ 0							$ 0	$ 0									$ 0							$ 0
Beginning balance, shares at Dec. 21, 2020								0	0
Issuance of Class B ordinary shares to Sponsor	25,000								$ 863									24,138
Issuance of Class B ordinary shares to Sponsor, shares									8,625,000
Net Income (loss)	(14,691)																								(14,691)
Ending balance at Dec. 31, 2020	10,309							$ 0	$ 863									24,137							(14,691)
Ending balance, shares at Dec. 31, 2020								0	8,625,000
Issuance of Preferred Stock, Net, shares						9,647,847
Ending balance at Jan. 31, 2021										$ 81,523,141
Ending balance, shares at Jan. 31, 2021										98,726,505
Ending balance at Jan. 31, 2021		(35,425,402)								$ 81,523,141						$ 21			133,407,584					56,825		(168,889,832)
Ending balance, shares at Jan. 31, 2021										98,726,505						21,071,085
Beginning balance at Dec. 31, 2020	10,309							$ 0	$ 863									24,137							(14,691)
Beginning balance, shares at Dec. 31, 2020								0	8,625,000
Sale of private placement warrants to Sponsor in private placement, less allocation to derivative warrant liabilities	4,405,500																	4,405,500
Accretion of Class A ordinary shares to redemption amount	(27,722,389)																	(4,429,637)							(23,292,752)
Class A ordinary shares subject to possible redemption								$ 0
Class A ordinary shares subject to possible redemption, shares								0
Net Income (loss)	(1,159,117)																								(1,159,117)
Ending balance at Mar. 31, 2021	345,000,000
Ending balance at Mar. 31, 2021	(24,465,697)							$ 0	$ 863									0							(24,466,560)
Ending balance, shares at Mar. 31, 2021								0	8,625,000
Beginning balance at Dec. 31, 2020	10,309							$ 0	$ 863									24,137							(14,691)
Beginning balance, shares at Dec. 31, 2020								0	8,625,000
Ending balance at Jun. 30, 2021	345,000,000
Ending balance at Jun. 30, 2021	(26,911,434)							$ 0	$ 863									0							(26,912,297)
Ending balance, shares at Jun. 30, 2021								0	8,625,000
Beginning balance at Dec. 31, 2020	10,309							$ 0	$ 863									24,137							(14,691)
Beginning balance, shares at Dec. 31, 2020								0	8,625,000
Class A ordinary shares subject to possible redemption, shares								(345,000,000)
Net Income (loss)	1,059,961
Ending balance at Sep. 30, 2021								$ 345,000,000
Ending balance at Sep. 30, 2021	(22,246,619)							$ 0	$ 863									0							(22,247,482)
Ending balance, shares at Sep. 30, 2021								0	8,625,000
Beginning balance at Jan. 31, 2021										$ 81,523,141
Beginning balance at Jan. 31, 2021		(35,425,402)								$ 81,523,141						$ 21			133,407,584					56,825		(168,889,832)
Beginning balance, shares at Jan. 31, 2021										98,726,505						21,071,085
Issuance of Common Stock upon Exercise of Stock Options	1	260,064																	260,063
Issuance of Common Stock upon Exercise of Stock Options, shares																1,378,561
Exercise of common stock warrants	30,662	30,663														$ 1
Exercise of common stock warrants, shares																162,535
Stock-Based Compensation		1,499,571																	1,499,571
Foreign Currency Translation Gain (Loss)		(7,191)																						(7,191)
Net Income (loss)		(29,507,327)																								(29,507,327)
Ending balance at Oct. 31, 2021										$ 81,523,141
Ending balance, shares at Oct. 31, 2021										98,726,505
Ending balance at Oct. 31, 2021		$ (63,149,622)														$ 23			$ 135,197,880					$ 49,634		$ (198,397,159)
Ending balance, shares at Oct. 31, 2021																22,612,181
Beginning balance at Mar. 31, 2021	345,000,000
Beginning balance at Mar. 31, 2021	(24,465,697)							$ 0	$ 863									0							(24,466,560)
Beginning balance, shares at Mar. 31, 2021								0	8,625,000
Net Income (loss)	(2,445,737)																								(2,445,737)
Ending balance at Jun. 30, 2021	345,000,000
Ending balance at Jun. 30, 2021	(26,911,434)							$ 0	$ 863									0							(26,912,297)
Ending balance, shares at Jun. 30, 2021								0	8,625,000
Beginning balance at Jun. 30, 2021	345,000,000
Beginning balance at Jun. 30, 2021	(26,911,434)							$ 0	$ 863									0							(26,912,297)
Beginning balance, shares at Jun. 30, 2021								0	8,625,000
Net Income (loss)	4,664,815																								4,664,815
Ending balance at Sep. 30, 2021								$ 345,000,000
Ending balance at Sep. 30, 2021	$ (22,246,619)							$ 0	$ 863									$ 0							$ (22,247,482)
Ending balance, shares at Sep. 30, 2021								0	8,625,000